OPERATING LEASES (Details) - Schedule of future minimum non-cancelable rental income	Jul. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
2025	$ 17,505,237
2026	12,858,837
2027	11,196,799
2028	10,313,353
2029	8,895,119
After 2029	28,142,062
Total	88,911,407
Company Owned Property [Member]
Property, Plant and Equipment [Line Items]
2025	11,482,260
2026	8,397,838
2027	7,081,987
2028	6,244,415
2029	5,651,205
After 2029	21,719,199
Total	60,576,904
Leased Property [Member]
Property, Plant and Equipment [Line Items]
2025	6,022,977
2026	4,460,999
2027	4,114,812
2028	4,068,938
2029	3,243,914
After 2029	6,422,863
Total	$ 28,334,503